Offerings	May 14, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.650% Senior Notes due 2027
Maximum Aggregate Offering Price	$ 350,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,585.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates. The registration fee is calculated in accordance with Rule 457(f) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.850% Senior Notes due 2029
Maximum Aggregate Offering Price	$ 350,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,585.00
Offering Note	See offering note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2034
Maximum Aggregate Offering Price	$ 550,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 84,205.00
Offering Note	See offering note 1.